                                   SUPPLEMENT
                              DATED AUGUST 18, 2006
    TO THE HARTFORD MUTUAL FUNDS II, INC. PROSPECTUS DATED MARCH 1, 2006 (THE "PROSPECTUS") WITH RESPECT TO CLASS L, CLASS M, CLASS N, CLASS H, CLASS Z AND
         CLASS E SHARES OF EACH OF THE FUNDS LISTED BELOW (THE "FUNDS")

THE HARTFORD GROWTH FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND
THE HARTFORD SMALLCAP GROWTH FUND
THE HARTFORD TAX-FREE MINNESOTA FUND
THE HARTFORD TAX-FREE NATIONAL FUND
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
THE HARTFORD VALUE OPPORTUNITIES

PROPOSED SHARE RECLASSIFICATIONS

At a meeting held on August 1 and 2, 2006, (the "Board Meeting") the Board of Directors of The Hartford Mutual Funds II, Inc. (the "Company") unanimously approved a proposal to reclassify several classes of shares of each of the Funds. Under the proposal, shares of Classes E and Z of each Fund would be reclassified as Class Y shares of equal net asset value and shares of Classes M, N and H of each Fund would be reclassified as Class L shares of equal net asset value (collectively, the "Reclassifications"). The proposed Reclassification of each share class of each Fund must be approved by shareholders of that class in order to be effected. If approved by shareholders, the Board expects that each Reclassification would occur in the first calendar quarter of 2007 on or before March 1, 2007.

The Board of Directors has directed that a Special Meeting of Shareholders of each affected share class of each Fund (the "Meeting") be called and held on or about December 19, 2006, for the purpose of seeking the approval of the proposed Reclassification of that class.

A proxy statement containing detailed information concerning the Reclassifications is expected to be mailed to Fund shareholders in October 2006, and may also be obtained at that time by contacting the Hartford Mutual Funds at 500 Bielenberg Drive, Woodbury, Minnesota 55125-4401.

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At the meeting, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") also approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes for the noted Funds are being made to the
Prospectus:

THE HARTFORD TAX-FREE MINNESOTA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary management fee waiver in place for the fund is being continued. Accordingly, effective November 1, 2006, under the heading "The Hartford Tax-Free Minnesota Fund, Your

Expenses," on page 16 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class E, Class L, Class M, Class N and Class H shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%, 1.00%, 1.75%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class L, Class M, Class N and Class H shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.60%, 1.60% and 1.60%, respectively. This policy may be discontinued any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 3 is added to the Shareholder Fees and Annual Operating Expenses table:

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.57% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class E, Class L, Class M, Class N or Class H shares of the fund are 0.72%, 0.97%, 1.72%, 1.72% and 1.72%, respectively.

THE HARTFORD TAX-FREE NATIONAL FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary management fee waiver in place for the fund is being increased. Accordingly, effective November 1, 2006, under the heading "The Hartford Tax-Free National Fund, Your Expenses," on page 19 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class E, Class L, Class M, Class N and Class H shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%, 1.00%, 1.75%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class L, Class M, Class N and Class H shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.60%, 1.60% and 1.60%, respectively. This policy may be discontinued any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 3 is added to the Shareholder Fees and Annual Operating Expenses table:

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, the management fee is 0.60% and assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class E, Class L, Class M, Class N or Class H shares of the fund are 0.76%, 1.01%, 1.76%, 1.76% and 1.76%, respectively.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being discontinued, and a permanent cap on annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford U.S. Government Securities Fund, Your Expenses," on page 22 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                        CLASS M
                                                                          AND
                                                    CLASS E   CLASS L   CLASS H   CLASS N
                                                    -------   -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
      purchases as a percentage of offering price   4.50%     4.50%      None      None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                  None(1)   None(1)    4.00%     1.00%
   Exchange fees                                    None      None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
      assets)
   Management fees(2)                               0.56%     0.56%      0.56%     0.56%
   Distribution and service (12b-1) fees            None      0.25%      1.00%     1.00%
   Other expenses                                   0.11%     0.11%      0.10%     0.10%
   Total annual operating expenses(2)(3)            0.67%     0.92%      1.66%     1.66%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class E and Class L shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.72% to 0.56%.

(3) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class E, Class L, Class M, Class N and Class H shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%, 1.00%, 1.75%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)      CLASS E   CLASS L   CLASS M   CLASS N   CLASS H
--------------------------      -------   -------   -------   -------   -------
Year 1                           $  515    $  540    $  569    $  269    $  569
Year 3                           $  655    $  730    $  823    $  523    $  823
Year 5                           $  806    $  936    $1,102    $  902    $1,102
Year 10                          $1,247    $1,530    $1,766    $1,965    $1,766

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS E   CLASS L   CLASS M   CLASS N   CLASS H
-----------------------------   -------   -------   -------   -------   -------
Year 1                           $  515    $  540    $  169    $  169    $  169
Year 3                           $  655    $  730    $  523    $  523    $  523
Year 5                           $  806    $  936    $  902    $  902    $  902
Year 10                          $1,247    $1,530    $1,766    $1,965    $1,766

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedule has been revised for The Hartford U.S. Government Securities Fund, and management fee waivers have been put in place for The Hartford Tax- Free Minnesota Fund and The Hartford Tax-Free National Fund. Accordingly, effective November 1, 2006, the management fee schedules listed on page 32 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $100 million            1.00%
Next $150 million             0.80%
Amount Over $250 million      0.70%

TAX-FREE NATIONAL FUND(1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.80%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

TAX-FREE MINNESOTA FUND(2)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.72%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.60%
Next $450 million             0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5822